COMMITMENTS AND CONTINGENCES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCES

NOTE 9 – COMMITMENTS AND CONTINGENCES

From time to time, we may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. Except as set forth below, we are currently not aware of any such legal proceedings or claims that will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.

Sheppard Mullin’s Demand for Arbitration

On December 1, 2020, Sheppard, Mullin, Richter & Hampton LLP (“Sheppard Mullin”), the Company’s former securities counsel, filed a demand for arbitration at JAMS in New York, New York against the Company, alleging the Company’s breach of an engagement agreement dated January 4, 2018, and a failure of the Company to pay $487,390.73 of outstanding legal fees to Sheppard Mullin. Sheppard Mullin was awarded $459,251 in unpaid legal fees, disbursements and interest on June 25, 2021. A judgement confirming the arbitration award was entered on September 8, 2021 in the Federal District Court located in Denver, Colorado.

On September 23, 2021, the Company entered into a Resolution Agreement with Sheppard, Mullin, Richter & Hampton concerning the $459,250.88 judgement entered against the Company. Under the terms of the Resolution Agreement, the Company was required to make a $25,000 initial payment by September 30, 2021 and is required to make $15,000 monthly payments from October 2021 to January 2023 with a final $10,000 payment due in February 2023. The Company has made the October 2021 through October 2022 monthly payments.

Virginia DEQ Consent Order

On June 30, 2021, the Company entered into a Consent Order with the Virginia State Water Control Board. Under the Consent Order, the Company is required to pay a civil penalty of $90,000, improve its internal control plans regarding recycled and waste materials and remediate certain environmental concerns on the properties it leases, among other requirements. The Company believes it is appropriate to recognize an environmental remediation liability as a regulatory claim that was asserted in the Notices of Violations issued to the Company in November 2019, for which the June 2021 Consent Order rectifies.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred $71,017 in environmental remediation liabilities, of which $15,017 was a fair estimate of the cost to remediate the properties it leases and a balance of $56,000 for the civil penalty as of the acquisition date. The Company paid $34,983 towards the remediation of the properties and $42,000 towards the civil penalty from October 1, 2021 to December 31, 2021. The Company paid $22,207 towards the remediation of the properties and $14,000 towards the civil penalty during the nine months ended September 30, 2022. As of September 30, 2022, the Company had $0 in civil penalties and $0 in costs remaining to remediate the properties in accordance with the Consent Order. The Company is committed to improving its processes and controls to ensure its operations have minimal environmental impact with the goal of minimizing the number of comments and citations received by the Department of Environmental Quality going forward.

NOTE 9 – COMMITMENTS AND CONTINGENCES

From time to time, we may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business. Except as set forth below, we are currently not aware of any such legal proceedings or claims that will have, individually or in the aggregate, a material adverse effect on our business, financial condition or operating results.

Sheppard Mullin’s Demand for Arbitration

On December 1, 2020, Sheppard, Mullin, Richter & Hampton LLP (“Sheppard Mullin”), the Company’s former securities counsel, filed a demand for arbitration at JAMS in New York, New York against the Company, alleging the Company’s breach of an engagement agreement dated January 4, 2018, and a failure of the Company to pay $487,390.73 of outstanding legal fees to Sheppard Mullin. Sheppard Mullin was awarded $459,251 in unpaid legal fees, disbursements and interest on June 25, 2021. A judgement confirming the arbitration award was entered on September 8, 2021 in the Federal District Court located in Denver, Colorado.

On September 23, 2021, the Company entered into a Resolution Agreement with Sheppard, Mullin, Richter & Hampton concerning the $459,250.88 judgement entered against the Company. Under the terms of the Resolution Agreement, the Company was required to make a $25,000 initial payment by September 30, 2021 and is required to make $15,000 monthly payments from October 2021 to January 2023 with a final $10,000 payment due in February 2023. The Company has made the October 2021 to March 2022 monthly payments.

Virginia DEQ Consent Order

On June 30, 2021, the Company entered into a Consent Order with the Virginia State Water Control Board. Under the Consent Order, the Company is required to pay a civil penalty of $90,000, improve its internal control plans regarding recycled and waste materials, remediate certain environmental concerns on the properties it leases, among other requirements. The Company believes it is appropriate to recognize an environmental remediation liability as a regulatory claim that was asserted in the Notices of Violations issued to the Company in November 2019, for which the June 2021 Consent Order rectifies.

Upon effectiveness of the Company’s acquisition of Empire on October 1, 2021, the Company incurred $71,017 in environmental remediation liabilities, of which $15,017 was a fair estimate of the cost to remediate the properties it leases and a balance of $56,000 for the civil penalty as of the acquisition date. The Company paid $34,983 towards the remediation of the properties and $42,000 towards the civil penalty from October 1, 2021 to December 31, 2021. The Company had $22,207 in environmental remediation liabilities as of December 31, 2021, of which $14,000 is the remaining civil penalty and $8,207 is the estimated cost to remediate the properties in accordance with the Consent Order. The Company is committed to improving its processes and controls to ensure its operations have minimal environmental impact with the goal of minimizing the number of comments and citations received by the Department of Environmental Quality going forward.

Rother Investments’ Petition

On October 28, 2020, Rother Investments, LLC (“Rother Investments”) filed a complaint in the District Court of 419th Judicial District, Travis County, Texas against the Company, alleging the Company’s default under a certain promissory note (the “Rother Investments Note”) in payment of the outstanding principal amount and interest under the Note, as described in the complaint. Rother Investments seeks to collect the amount of $124,750 as of the date of the complaint with late fees continuing to accrue on a daily basis, monetary relief of over $100,000 but not more than $200,000 pursuant to Tex. R. Civ. P. 47(c)(3), court’s costs and attorney’s fees, pre-judgment and post-judgment interest, and such other relief as the court deems appropriate. On May 19, 2021, Rother Investments, LLC received a default judgment against the Company in the amount of $144,950. On June 17, 2021, Greenwave filed a motion to set aside default and motion for new trial asserting it was improperly served. On July 20, 2021, the court granted the Company’s motion finding and ordered a new trial of the matter. On December 1, 2021, the Rother Investment Note and the complaint were settled for payment of $100,000. The complaint was dismissed on December 3, 2021.

Power Up Lending Group, Ltd. Complaint

As disclosed in the Company’s Annual Report on Form 10-K filed with the SEC on April 16, 2021, on October 11, 2019, Power Up Lending Group, Ltd. (“Power Up”) filed a complaint against the Company and Isaac Dietrich, the Company’s former Chief Executive Officer and director, in the Supreme Court of the State of New York, County of Nassau. The complaint alleged, among other things, (i) the occurrence of events of default in certain notes (the “Power Up Notes”) issued by the Company to Power Up, (ii) misrepresentations by the Company including, but not limited to, with respect to the Company’s obligation to timely file its required reports with the SEC and (iii) lost profits as a result of the Company’s failure to convert the Power Up Notes in accordance with the terms thereof.

On April 30, 2021, the Company entered into a settlement agreement (the “Settlement”) with PowerUp by accepting an offer communicated to the Company via electronic mail. In accordance with the terms of the Settlement, PowerUp, the judgment creditor of a judgment against the Company and Isaac Dietrich, in the total amount of $350,551.10 entered in the Office of the Clerk of the County of Nassau on February 23, 2021 (the “Judgement”), agreed to a settlement and filing of a satisfaction of judgment in consideration of receipt of the sum of $150,000.00 (the “Settlement Amount”) on April 30, 2021. The Company accepted the aforementioned offer by remitting the Settlement Amount timely and in full. Accordingly, a satisfaction of Judgment was filed by PowerUp with the Office of the Clerk of the County of Nassau on May 3, 2020.

Trawick’s Complaint

As previously reported by the Company in its Annual Report on Form 10-K filed with the Securities and Exchange Commission on April 16, 2021, on or about January 25, 2021, Travis Trawick (“Trawick”) filed a complaint (“Trawick’s Lawsuit”) against the Company and Isaac Dietrich in the Circuit Court for the City of Virginia Beach, Virginia (the “Court”), asserting the Company’s failure to remit payments under the certain promissory note, as subsequently amended and modified, and ancillary documents thereto (collectively, the “Note”), and Mr. Dietrich’s failure to fulfill its obligations, as the guarantor, under the Note.

On May 4, 2021, Trawick requested that the Clerk of the Court filed for entry an order to dismiss Trawick’s Lawsuit with prejudice.

Iroquois Master Fund

On June 30, 2021, the Company received an e-mail containing a demand (the “Demand”) for arbitration (the “Arbitration”) at American Arbitration Association in Denver, Colorado, by Iroquois Master Fund Ltd. (“Iroquois”) against the Company, Isaac Dietrich, a former officer and director, and Danny Meeks, the Company’s director, and Empire Services, Inc. (“Empire”). The Demand alleges breach of contract and various related state law claims against the defendants, and sought, inter alia, specific performance of the subject warrant, damages in an amount not less than $12 million, equitable relief, and attorney’s fees for the Company’s alleged failure to reserve more than 150 million shares of common stock that Iroquois is allegedly entitled to in connection with the exercise of a certain warrant issued by the Company on July 21, 2017, and subsequently purchased by Iroquois from an unrelated third party. As a result of a legal action commenced by Isaac Dietrich, Danny Meeks, and Empire (See – “Litigation” below), Iroquois informed the American Arbitration Association (the arbitral body overseeing the Arbitration) that it would (i) dismiss the Counterclaim Defendants from the Arbitration without prejudice, (ii) assert its claims against Isaac Dietrich, Danny Meeks, and Empire the in the action commended by them, and (iii) proceed with the Arbitration with respect to the Company only.

Litigation

On July 21, 2021, in response to the Demand, Isaac Dietrich, Danny Meeks, and Empire, filed a complaint (the “Complaint”) against Iroquois in the United States District Court of the Southern District of New York alleging that the aforementioned plaintiffs were not parties to the warrant the Demand based on, and as such, the Demand could not have brought against them. Declaratory relief and injunctive relief were sought in the Complaint. On August 20, 2021, Iroquois submitted an answer with counterclaims stating that Iroquois informed the American Arbitration Association (the arbitral body overseeing the Arbitration) that it would (i) dismiss the Counterclaim Defendants from the Arbitration without prejudice, (ii) assert its claims against Isaac Dietrich, Danny Meeks, and Empire the in the action commended by them, and (iii) proceed with the Arbitration with respect to the Company only. In its answer, Iroquois made allegations substantially similar to the claims made in the Arbitration, asserted defenses, and requested an award in not less than $12 million against Demand, Isaac Dietrich, Danny Meeks, and Empire, an entry of an award of a constructive trust against them, and costs and expenses, including its reasonable attorneys’ fees, incurred in prosecuting said action and the Arbitration.

Settlement

On September 30, 2021, the Company entered into a Settlement Agreement (the “Settlement Agreement”) with Iroquois; Dietrich; Meeks; and Empire. Pursuant to the Settlement Agreement, in exchange for terminating any duties owed by the Company to Iroquois under the Warrant, the Company agreed to pay, on its own behalf and on behalf of Dietrich, Meeks, and Empire, one million dollars ($1,000,000) and issue shares of the Series Z Convertible Preferred Stock, par value $0.001 per share (the “Series Z”), sufficient in number such that if they are converted into the Company’s common stock, par value $0.001 per share (“Common Stock”) by Iroquois, such shares of Common Stock will be equal in number to 9.99% of the issued and outstanding shares of Common Stock at the time of such conversion. Accordingly, on September 30, 2021, 250 Series Z Preferred Shares were issued to the investor (See Note 12). The payment of $1,000,000 was made to Iroquois on October 5, 2021 due to an administrative delay.